Decommissioning Liabilities - Summary of Decommissioning Provision (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Provision For Decommissioning Restoration And Rehabilitation Costs [Abstract]
Beginning balance	$ 1,235	$ 875
Liabilities Incurred	14	3
Liabilities Settled	(42)	(52)
Liabilities Disposed	(2)	(8)
Change in Estimated Future Cash Flows	13	21
Change in Discount Rate	(28)	339
Unwinding of Discount on Decommissioning Liabilities (Note 6)	57	58
Foreign Currency Translation	1	(1)
Ending balance	$ 1,248	$ 1,235